Convenience Translation Into U.S. Dollars (Details) - 9 months ended Sep. 30, 2021	$ / shares	₪ / shares
Convenience Translation Into U.S. Dollars [Abstract]
Translation of exchange rate | (per share)	$ 1	₪ 3.229